ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

September 24, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747),
Post-Effective Amendment No. 6

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Trust, an open-end management company.

This filing is made pursuant to Rule 485(a) to add the Insignia Global Macro Fund, a newly created series with two share classes, to the Trust.

The SEC Staff is requested to address any comments on this filing to my attention at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary

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